Restructuring expenses (Tables)	6 Months Ended
Jun. 30, 2021
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	2Q21	1Q21	2Q20	6M21	6M20
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	2	11	–	13	–
of which severance expenses	(1)	7	–	6	–
of which accelerated deferred compensation	3	4	–	7	–
General and administrative-related expenses	43	14	–	57	–
of which pension expenses	(4)	(7)	–	(11)	–
Total restructuring expenses	45	25	–	70	–

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2Q21			1Q21			2Q20
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	39	3	42	50	2	52	–	–	–
Net additional charges [1]	(1)	26	25	7	10	17	–	–	–
Utilization	(16)	(26)	(42)	(18)	(9)	(27)	–	–	–
Balance at end of period	22	3	25	39	3	42	–	–	–
1
The following items for which expense accretion was accelerated in 2Q21 and 1Q21 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 1 million and CHF 1 million, respectively, which remain classified as a component of total shareholders' equity; unsettled pension obligations of CHF (4) million and CHF (7) million, respectively, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 2 million and CHF 3 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 21 million and CHF 11 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Restructuring liabilities (continued)
	6M21			6M20
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	50	2	52	–	–	–
Net additional charges [1]	6	36	42	–	–	–
Reclassifications	–	–	–	–	–	–
Utilization	(34)	(35)	(69)	–	–	–
Balance at end of period	22	3	25	–	–	–
1
The following items for which expense accretion was accelerated in 6M21 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 2 million; unsettled pension obligations of CHF (11) million, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 5 million, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 32 million, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	6M21	6M20
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	14	–
of which severance expenses	7	–
of which accelerated deferred compensation	7	–
General and administrative-related expenses	66	–
of which pension expenses	4	–
Total restructuring expenses	80	–

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	6M21			6M20
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	47	2	49	–	–	–
Net additional charges [1]	7	30	37	–	–	–
Reclassifications	–	–	–	–	–	–
Utilization	(32)	(29)	(61)	–	–	–
Balance at end of period	22	3	25	–	–	–
1
The following items for which expense accretion was accelerated in 6M21 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 2 million; unsettled pension obligation related to restructuring of CHF 4 million, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 5 million, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 32 million, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.